Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives, Intangible Assets (Details)	Jun. 30, 2026
Digital Assets [Member]
Schedule of Estimated Useful Lives, Intangible Assets [Line Items]
Estimated useful lives	5 years